Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net beginning balance			$ 3,102,621	$ 3,181,880	$ 3,181,880	$ 3,702,649
Amortization expense	$ (16,083)	$ (16,083)	(47,723)	(50,089)	(66,173)	(110,544)
Intangible assets, net ending balance	3,054,898		3,054,898		3,102,621	3,181,880
Trademark [Member]
Intangible assets, net beginning balance			2,524,000	2,524,000	2,524,000	2,524,000
Amortization expense
Intangible assets, net ending balance	2,524,000		2,524,000		2,524,000	2,524,000
Franchise Agreements [Member]
Intangible assets, net beginning balance			578,621	$ 642,429	642,429	1,157,204
Amortization expense			(47,723)		(63,808)	(104,550)
Intangible assets, net ending balance	$ 530,898		$ 530,898		$ 578,621	$ 642,429
Weighted average remaining amortization period at June 30, 2019 (in years)			8 years 7 months 6 days		9 years 1 month 6 days